Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Line Items]
Cash and banks	$ 383.4	$ 389.0
Cash	383.4	389.0
Cash equivalents
Cash equivalents	887.4	852.5
Cash and cash equivalents	1,270.8	1,241.5	$ 2,165.5	$ 1,713.0
Private securities [member]
Cash equivalents
Cash equivalents	219.4	420.8
Fixed deposits [member]
Cash equivalents
Cash equivalents	$ 668.0	$ 431.7